Document and Entity Information	Dec. 09, 2020
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 09, 2020
Entity Registrant Name	PHOTRONICS, INC.
Entity Incorporation, State or Country Code	CT
Entity File Number	000-15451
Entity Tax Identification Number	06-0854886
Entity Address, Address Line One	15 Secor Road
Entity Address, City or Town	Brookfield
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06804
City Area Code	203
Local Phone Number	775-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000810136
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	COMMON STOCK, $0.01 par value per share
Trading Symbol	PLAB
Security Exchange Name	NASDAQ
PREFERRED STOCK PURCHASE RIGHTS [Member]
Entity Listings [Line Items]
Title of 12(b) Security	PREFERRED STOCK PURCHASE RIGHTS
Trading Symbol	N/A
Security Exchange Name	NONE